Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets

		December 31,
		2018	2019
	Note	(US$ in millions)
Financial Assets
Amortized cost:
Trade and other receivables, net	18	$427	$456
Restricted cash and cash equivalents		13	15
Cash and cash equivalents	19	2,676	2,471
Deposits		3	3
		3,119	2,945
FVTPL:
Derivative financial instruments	24	15	34
Total		$3,134	$2,979

Disclosure of financial liabilities

		December 31,
		2018	2019
	Note	(US$ in millions)
Financial Liabilities
Amortized cost:
Trade and other payables	22	$1,635	$1,459
Borrowings	23	5,562	5,608
Total		$7,197	$7,067